Financial Liabilities at Amortized Cost - Schedule of Other Financial Obligations (Details) - CLP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Financial Obligations [Line Items]
Other financial obligations	$ 284,479	$ 339,305
Other Chilean financial obligations [Member]
Schedule of Other Financial Obligations [Line Items]
Other financial obligations	284,479	339,281
Other financial obligations with the Public sector [Member]
Schedule of Other Financial Obligations [Line Items]
Other financial obligations		$ 24